Consolidated Statements of Comprehensive Income (Interim Period Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
NET INCOME	$ 4,405,588	$ 3,819,759	$ 5,060,504	$ 3,931,443
Unrealized holding gains (losses) on securities available for sale	(2,947,683)	468,628
Unrealized holding gains (losses) on securities available for sale	(4,466,187)	710,040	(198,328)	1,172,759
Reclassification adjustment for realized gains on available for sale securities included in net income			(313,004)
Pension liability	77,844	5,777	12,880	12,878
Unrealized gain on interest rate swap contract				353,552
			(498,452)	1,539,189
Income tax effect			211,283	(545,901)
Other comprehensive income	(2,869,839)	474,405	(287,169)	993,288
Comprehensive income	$ 1,535,749	$ 4,294,164	$ 4,773,335	$ 4,924,731